Borrowings and debt - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Panama Revolving Corporate Bond Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 300,000
Euro Medium Term Note Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 2,250
Euro Medium Term Note Program | Minimun of the year
Disclosure of short term borrowings [Line Items]
Maturity term	7 days
Euro Medium Term Note Program | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program
Disclosure of short term borrowings [Line Items]
Aggregate principal amount	$ 25,000,000
Certificados Bursatiles Program | Minimun of the year
Disclosure of short term borrowings [Line Items]
Maturity term	1 day
Certificados Bursatiles Program | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years